RISK MANAGEMENT (Details 20) - Market Risk [Member] - USD [Member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Consolidated [Member] | Top of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 5,230	$ 5,710
Consolidated [Member] | Bottom of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1,210	1,560
Consolidated [Member] | Weighted Average [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2,010	3,010
Fixed-Income Investments [Member] | Top of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2,540	5,510
Fixed-Income Investments [Member] | Bottom of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1,190	1,150
Fixed-Income Investments [Member] | Weighted Average [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1,710	2,360
Variable-Income Investments [Member] | Top of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	10	10
Variable-Income Investments [Member] | Bottom of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	0	0
Variable-Income Investments [Member] | Weighted Average [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	0	0
Foreign Currency Investments [Member] | Top of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4,290	4,210
Foreign Currency Investments [Member] | Bottom of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	90	530
Foreign Currency Investments [Member] | Weighted Average [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 1,140	$ 1,710